Document and Entity Information	6 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	BlueOne Card, Inc.
Entity Central Index Key	0001496690
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	BlueOne Card, Inc. is filing this General Form for Registration of Securities on Form 10 (the "Registration Statement") to register its common stock, par value $0.001 per share, pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Unless otherwise mentioned or unless the context requires otherwise, when used in this Registration Statement, the terms "BlueOne Card," "Company," "we," "us," and "our" refer to BlueOne Card, Inc. Once this Registration Statement is deemed effective, we will be subject to the requirements of Section 13(a) under the Exchange Act, which will require us to file Annual Reports on Form 10-K, Quarterly Reports on Form 10-Q, and Current Reports on Form 8-K, and we will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements pursuant to Section 12(g) of the Exchange Act.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false